Signifcant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of functional currency
	Period end rates	Average rates
December 31, 2019	USD 1.00= RMB 6.9762	USD 1.00=RMB 6.8944
December 31, 2020	USD 1.00= RMB 6.5277	USD 1.00=RMB 6.9001
December 31, 2021	USD 1.00= RMB 6.3524	USD 1.00=RMB 6.4491

	Period end rates	Average rates
December 31, 2019	USD 1.00= HKD 7.7877	USD 1.00=HKD 7.8342
December 31, 2020	USD 1.00= HKD 7.7525	USD 1.00=HKD 7.7558
December 31, 2021	USD 1.00= HKD 7.7991	USD 1.00=HKD 7.7731

Schedule of value added tax
Period	Standard VAT rate in effect for product sales
April 1, 2019 - Current	13%
May 1, 2018 – March 31, 2019	16%